FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [text block]
Arauco's financial instruments as of December 31, 2017 and December 31, 2016, are displayed in the table below. Regarding those instruments valued at an amortized cost, as estimation of their fair value is displayed for informational purposes.

Financial Instruments	December 2017		December 2016
Thousands of dollars	Carrying amount	Fair Value	Carrying amount	Fair Value

Fair value through profit or loss (held for trading) (1)	74,849	74,849	198,582	198,582
Derivatives	1,679	1,679	3,166	3,166
Mutual funds (2)	73,170	73,170	195,416	195,416
Loans and Accounts Receivables	1,351,712	1,351,712	1,126,182	1,126,182
Cash and cash equivalents (amortized cost)	516,716	516,716	396,837	396,837
Cash	209,185	209,185	149,446	149,446
Time deposits	292,105	292,105	247,391	247,391
Agreements	15,426	15,426	-	-
Accounts Receivable (net)	830,452	830,452	715,883	715,883
Trade and other receivables	709,983	709,983	600,589	600,589
Lease receivable	13,106	13,106	764	764
Other receivables	107,363	107,363	114,530	114,530
Accounts receivable due from related parties	4,544	4,544	13,462	13,462
Other Financial Assets (5)	58,425	58,425	10,903	10,903

Financial liabilities at amortized cost (3)	5,002,072	5,198,654	5,022,725	5,158,789
Bonds issued denominated in U.S. Dollars	2,057,746	2,135,893	2,321,980	2,480,063
Bonds issued denominated in U.F. (4)	1,244,939	1,333,087	1,130,679	1,078,934
Bank Loans in U.S. Dollars	835,099	870,399	891,338	926,070
Bank borrowing denominated in U.S. Dollars	23,358	23,358	23,020	23,020
Financial leasing	112,376	107,363	113,986	108,980
Trade and other payables	717,346	717,346	537,891	537,891
Accounts payable to related parties	11,208	11,208	3,831	3,831
Financial liabilities at fair value through profit or loss	137	137	336	336
Forward	137	137	336	336
Hedging Liabilities	5,256	5,256	87,027	87,027

(1)       Assets measured at fair value through profit or loss other than mutual funds classified as cash equivalents, are presented in the line item “other financial assets” in the consolidated statements of financial position.
(2)       Although mutual funds are measured at fair value through profit or loss for purposes of the consolidated statements of financial position mutual funds are classified as “Cash and cash equivalents” due to the are highly liquid short-term investment.
(3)       Financial liabilities measured at amortized cost, other than “Trade and other payables” and derivatives are presented in the consolidated statements of financial position in the line item “Other financial liabilities” as current and non-current based on their maturity.
(4)       The Unidad de Fomento (“U.F.”) is a unit of account that is linked to, and is adjusted daily to reflect changes in the Chilean consumer price index.
(5)       Includes guarantee fund for derivatives which correspond to the collateral under swap agreements.

Disclosure of fair value measurement [text block]
The assets and liabilities measured at fair value in the consolidated statements of financial position as of December 31, 2017, have been measured based on the valuation methodologies provided in IAS 39. The methodologies applied for each financial instrument are classified according to their hierarchy as follows:

	Fair Value	Fair value
	December 2017	Level 1	Level 2	Level 3
Financial Instruments	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Fair value through profit or loss (held for trading)
Derivatives	1,679		1,679
Mutual Funds	73,170	73,170
Other financial assets	58,425	2,654	55,771

Financial liabilities measured at amortized cost
Bonds issued denominated in U.S. Dollars	2,135,893	2,135,893
Bonds issued denominated in U.F. (4)	1,333,087	1,333,087
Bank loans in U.S. Dollars	870,399		870,399
Bank borrowing denominated in U.S. Dollars	23,358		23,358
Financial leasing	107,363		107,363

Financial liabilities at fair value through profit or loss	137		137

Hedging liabilities	5,256		5,256

Disclosure of maturity analysis of financial liabilities [Text Block]
The following table sets forth a reconciliation between the financial liabilities and the consolidated statements of financial position as of December 31, 2017 and 2016:

	December 2017
Thousands of dollars	Up to 90 days	From 91 days to 1 year	Other current financial liabilities, Total	From 13 months to 5 years	More than 5 years	Other non- current financial liabilities, Total	Total
Bonds obligations	28,013	34,981	62,994	1,054,926	2,184,765	3,239,691	3,302,685
Bank borrowing	110,700	282,172	392,872	327,424	138,161	465,585	858,457
Financial Leasing	9,928	34,413	44,341	68,035	-	68,035	112,376
Swap and Forward	137	-	137	5,256	-	5,256	5,393
Other Financial Liabilities, Total (a)	148,778	351,566	500,344	1,455,641	2,322,926	3,778,567	4,278,911

	December 2017
Thousands of dollars	Up to 90 days	From 91 days to 1 year	Total Current	From 13 months to 5 years	More than 5 years	Total non- current	Total
Trades and other payables	717,342	4	717,346	-	-	-	717,346
Accounts payable to related companies	11,208	-	11,208	-	-	-	11,208
Accounts Payable, Total (b)	728,550	4	728,554	-	-	-	728,554
Total Pasivos financieros (a) + (b)	877,328	351,570	1,228,898	1,455,641	2,322,926	3,778,567	5,007,465

	December 2016
Thousands of dollars	Up to 90 days	From 91 days to 1 year	Other current financial liabilities, Total	From 13 months to 5 years	More than 5 years	Other non- current financial liabilities, Total	Total
Bonds obligations	51,874	409,102	460,976	1,233,603	1,758,079	2,991,682	3,452,658
Bank borrowings	134,140	61,483	195,623	626,384	92,351	718,735	914,358
Financial leasing	9,534	30,866	40,400	73,586	-	73,586	113,986
Swap and Forward	453	-	453	86,911	-	86,911	87,364
Other Financial Liabilities, Total (a)	196,001	501,451	697,452	2,020,484	1,850,430	3,870,914	4,568,366

	December 2016
Thousands of dollars	Up to 90 days	From 91 days to 1 year	Total Current	From 13 months to 5 years	More than 5 years	Total non- current	Total
Trades and other payables	511,371	26,520	537,891	-	-	-	537,891
Accounts payable to related companies	3,831	-	3,831	-	-	-	3,831
Accounts Payable, Total (b)	515,202	26,520	541,722	-	-	-	541,722
Financial Liabilities, Total (a) + (b)	711,203	527,971	1,239,174	2,020,484	1,850,430	3,870,914	5,110,088

Disclosure of derivative financial instruments [text block]
A summary of the derivative financial instruments included in the Statements of Financial Position as of the end of this period, is presented below:

Financial Instruments	2017 Fair Value ThU.S.$	2016 Fair Value ThU.S.$
Assets at fair value through profit or loss (held for trading)	1,679	3,166
Derivative-Uruguay (1)	1,672	3,159
Forward-Colombia	7	7

Hedging Assets	55,771	8,658
Derivative-Uruguay (1)	3,037	2,029
Cross Currency Swaps	52,734	6,629

Financial liabilities at fair value through profit or loss	(137)	(336)
Forward-Colombia	(137)	(267)
Derivative-Uruguay (1)	-	(69)

Hedging Liabilities	(5,256)	(87,027)
Cross Currency Swaps	(5,248)	(86,895)
Derivative-Uruguay (1)	(8)	(132)
(1)	Includes Swap and Forward from Uruguay tables.

Disclosue of detailed information about outstanding cross currency swap contracts [Text Block]
Below are the cross currency swaps that Arauco has as of December 31, 2017 and 2016 to cover the exposure to the exchange rate risk generated from bonds denominated in U.F.:

Bond	Institution	Amount U.S.$	Amount U.F.	Starting date	Ending date	Market Value ThU.S.$ 2017	Market Value ThU.S. 2016
F	Deutsche - U.K.	43,618,307	1,000,000	10-30-2011	10-30-2021	213	(4,703)
F	JP Morgan - N.A.	43,618,307	1,000,000	10-30-2011	10-30-2021	306	(4,584)
F	Deutsche - U.K.	37,977,065	1,000,000	04-30-2014	04-30-2019	6,599	1,782
F	BBVA – Chile	38,426,435	1,000,000	10-30-2014	04-30-2023	5,252	558
F	BBVA – Chile	38,378,440	1,000,000	10-30-2014	04-30-2023	5,550	908
F	Santander - Chile	37,977,065	1,000,000	10-30-2014	04-30-2023	6,051	1,427
F	BCI – Chile	37,621,562	1,000,000	10-30-2014	04-30-2023	6,549	1,954
J	Corpbanca - Chile	42,864,859	1,000,000	09-01-2010	09-01-2020	(292)	(5,505)
J	BBVA – Chile	42,864,859	1,000,000	09-01-2010	09-01-2020	(292)	(5,505)
J	Deutsche - U.K.	42,864,859	1,000,000	09-01-2010	09-01-2020	(356)	(5,590)
J	Santander – Spain	42,873,112	1,000,000	09-01-2010	09-01-2020	(263)	(5,463)
J	BBVA – Chile	42,864,257	1,000,000	09-01-2010	09-01-2020	(152)	(5,318)
P	Corpbanca - Chile	46,474,122	1,000,000	05-15-2012	11-15-2021	(1,775)	(6,355)
P	JP Morgan - N.A.	47,163,640	1,000,000	11-15-2012	11-15-2021	(1,753)	(6,157)
P	BBVA – Chile	42,412,852	1,000,000	11-15-2013	11-15-2023	1,854	(2,548)
P	Santander - Chile	41,752,718	1,000,000	11-15-2013	11-15-2023	2,777	(1,591)
P	Deutsche - U.K.	41,752,718	1,000,000	11-15-2013	11-15-2023	2,800	(1,564)
R	Santander - Chile	128,611,183	3,000,000	10-01-2014	04-01-2024	(365)	(13,815)
R	JP Morgan - U.K.	43,185,224	1,000,000	10-01-2014	04-01-2024	329	(4,039)
R	Corpbanca - Chile	43,277,070	1,000,000	10-01-2014	04-01-2024	327	(4,026)
Q	BCI - Chile	43,185,224	1,000,000	10-01-2014	04-01-2021	1,022	(3,524)
Q	BCI - Chile	43,196,695	1,000,000	10-01-2014	04-01-2021	1,070	(3,443)
S	Santander - Chile	201,340,031	5,000,000	11-15-2016	11-15-2026	12,035	(3,165)
						47,486	(80,266)

Disclosure of detailed information about outstanding commodity contracts [Text Block]
The agreements that are in force and effect as of December 31, 2017 and 2016, are detailed below:

Commodity	Institution	Notional ThU.S.$	December 2017 Market Value ThU.S.$
Fuel Oil N°6	JPMorgan Chase Bank, N.A.	4,760	1,372
Fuel Oil N°6	DNB Bank ASA	4,002	732
Fuel Oil N°6	Citibank U.K.	761	112
			2,216

Commodity	Institution	Notional ThU.S.$	December 2016 Market Value ThU.S.$
Fuel Oil N°6	JPMorgan Chase Bank, N.A.	5,508	1,059
Fuel Oil N°6	DNB Bank ASA	2,661	156
Fuel Oil N°6	Citibank U.K.	378	83
			1,298

Disclosure of detailed information about outstanding interest rate swap contracts [Text Block]
In addition, Arauco Uruguay's maintains an Interest Rate Swap in force and effect, a derivative instrument which purpose is to set the interest rate of a variable rate debt in the same currency (USD). The valuation off this instrument as of December 31, 2017, is shown below:

Exchange rate	Institution	Notional ThU.S.$	December 2017 Market Value ThU.S.$
USD	DNB Bank ASA	50,638	729

Exchange rate	Institution	Notional ThU.S.$	December 2016 Market Value ThU.S.$
USD	DNB Bank ASA	59,077	650

Disclosure of detailed information about non derivative financial assets [Text Block]
As of December 31, 2017 and 2016, there are provisions for impairment for ThU.S.$ 14,501 and ThU.S.$ 16,644, respectively.

	December 2017	December 2016
	ThU.S.$	ThU.S.$
Loans and Accounts Receivables	1,351,712	1,126,182
Cash and cash equivalents	516,716	396,837
Cash	209,185	149,446
Time Deposits	292,105	247,391
Agreements	15,426	-

Trade and other receivables (net)	834,996	729,345
Trade and other receivables	709,983	600,589
Lease receivable	13,106	764
Other receivables	107,363	114,530
Accounts receivable due from related parties	4,544	13,462

Disclosure of composition of cash and cash equivalents [Text Block]
The composition of cash and cash equivalents (including the balance of mutual funds displayed in this note as valuation, instruments at fair value with profit or loss) at December 31, 2017 and December 31, 2016, classified by origin coins is as follow:

	12-31-2017	12-31-2016
	ThU.S.$	ThU.S.$

Cash and Cash Equivalents	589,886	592,253
U.S. Dollars	501,352	524,426
Euro	4,306	2,357
Other currencies	61,037	55,069
Chilean pesos	23,191	10,401

Disclosure of detailed information about trade and other receivables by currency wise [Text Block]
The following table sets forth trade and other current/non-current receivables classified by currencies as of December 31, 2017 and December 31, 2016:

	12-31-2017	12-31-2016
	ThU.S.$	ThU.S.$
Trades and other current receivables	814,412	701,610
U.S. Dollars	550,674	489,056
Euros	20,498	26,544
Other currencies	134,238	77,907
Chilean pesos	106,442	106,681
U.F.	2,560	1,422

Accounts receivable from related parties, current	3,488	12,505
U.S. Dollars	726	274
Other currencies	171	726
Chilean pesos	2,192	10,548
U.F.	399	957

Trade and other non-current receivables	16,040	14,273
U.S. Dollars	4,247	6,895
Other currencies	3,345	527
Chilean pesos	6,692	5,753
U.F.	1,756	1,098

Accounts receivable from related parties, non-current	1,056	957
U.F.	1,056	957

Disclosure of financial liabilities [text block]
Arauco’s financial liabilities to the date of these consolidated financial statements are as follows:

Financial Liabilities	December 2017 ThU.S.$	December 2016 ThU.S.$
Total Financial Liabilities	5,007,465	5,110,088
Financial liabilities at fair value through profit or loss (held for trading)	137	336
Hedging Liabilities	5,256	87,027
Financial Liabilities Measured at Amortized Cost	5,002,072	5,022,725

Disclosure of current portion of non current borrowings [Text Block]
The following table sets forth the current portion of the non-current bank borrowings and debt issued as of December 31, 2017 and 2016.

	December 2017 ThU.S.$	December 2016 ThU.S.$
Bank borrowings - current portion	92,693	88,028
Bonds issued - current portion	107,268	62,506
Total	199,961	150,534

Disclosure of detailed information about non derivative financial liabilities [Text Block]

		12-31-2017	12-31-2016	12-31-2017	12-31-2016
		ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
	Currency	Amortized Cost		Fair Value
Total Financial Liabilities		5,002,072	5,022,725	5,198,654	5,158,789
Bonds Issued	U.S. Dollar	2,057,747	2,321,980	2,135,893	2,480,063
Bonds Issued	U.F.	1,244,938	1,130,679	1,333,087	1,078,934
Bank borrowings	U.S. Dollar	834,908	891,338	870,399	926,070
Bank borrowings	Other currencies	23,549	23,020	23,358	23,020
Financial Leasing	Other currencies	96,913	98,316	92,542	94,052
Financial Leasing	Chilean pesos	15,463	15,670	14,821	14,928
Trades and Other Payables	U.S. Dollar	194,342	150,162	194,342	150,162
Trades and Other Payables	Euro	8,848	13,034	8,848	13,034
Trades and Other Payables	Other currencies	158,567	70,736	158,567	70,736
Trades and Other Payables	Chilean pesos	333,529	285,359	333,529	285,359
Trades and Other Payables	U.F.	22,060	18,600	22,060	18,600
Related party payables	U.S. Dollar	1,354	1,969	1,354	1,968
Related party payables	Chilean pesos	9,854	1,862	9,854	1,863

Disclosure of financial liabilities at amortized cost [Text Block]
The financial liabilities at amortized cost presented in the consolidated statements of financial positions as of December 31, 2017 and 2016 are as follows:
	December 2017
	Current ThU.S.$	Non-Current ThU.S.$	Total ThU.S.$
Other financial liabilities	500,207	3,773,311	4,273,518
Trade and other payables	717,346	-	717,346
Related Party Payables	11,208	-	11,208
Total Financial Liabilities Measured at Amortized Cost	1,228,761	3,773,311	5,002,072

	December 2016
	Current ThU.S.$	Non-Current ThU.S.$	Total ThU.S.$
Other financial liabilities	697,000	3,784,003	4,481,003
Trade and other payables	537,891	-	537,891
Related Party Payables	3,831	-	3,831
Total Financial Liabilities Measured at Amortized Cost	1,238,722	3,784,003	5,022,725

Disclosure of reconciliation of reserve of cash flow hedges [Text Block]
The following table sets forth the reconciliation balances of cash flow hedges presented in Other Comprehensive Income:

	January-December
	2017	2016	2015
	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	1,096	(55,396)	(53,022)
Gains (losses) on cash flow hedges	22,212	84,045	11,859
Recycle of cash flow hedges to profit or loss	(16,965)	(10,198)	(16,122)
Income tax	(5,917)	(20,055)	(1,738)
Recycle of income tax	4,326	2,700	3,627
Closing balance	4,752	1,096	(55,396)

Disclosure of financial covenants to be complied [Text Block]
The following table sets forth the financial covenants that the Company has to comply with as part of the terms of certain of its obligations:
			Interest
	December 2017	December 2016	coverage	Debt level
Instrument	ThU.S.$	ThU.S.$	>= 2,0x	(1) <= 1,2x
Domestic bonds (Chile)	1,244,939	1,130,679	N/R	v
Syndicate Loan Scotia	199,597	298,967	v	v
Syndicate Loan Banco Estado - Grayling	130,953	-	v	v
N/R: Not required for the financial obligation
(1) Debt to equity ratio (financial debt divided by equity plus non-controlling interests)

Disclosure of external credit grades [text block]
The following table sets forth the credit ratings of our debt instruments as of December 31, 2017, are as follows:

Instrument	Standard &; Poor’s	Fitch Ratings	Moody’s	Feller Rate
Local bonds	-	AA-	-	AA-
Foreign bonds	BBB-	BBB	Baa3	-

Disclosure of credit risk exposure [text block]
Arauco does not have a securitized portfolio.

	December 2017	December 2016
	ThU.S.$	ThU.S.$
Current Receivables

Trade receivables	706,485	598,597
Financial lease receivables	11,932	411
Other debtors	95,995	102,602
Net subtotal	814,412	701,610

Trade receivables	715,217	609,102
Financial lease receivables	12,033	512
Other debtors	101,663	108,640
Gross subtotal	828,913	718,254

Provision for doubtful trade receivables	8,732	10,505
Provision for doubtful lease receivables	101	101
Provision for doubtful other debtors	5,668	6,038
Subtotal Bad Debt	14,501	16,644

Non-Current Receivables

Trade receivables	3,498	1,992
Financial lease receivables	1,174	353
Other debtors	11,368	11,928
Net Subtotal	16,040	14,273

Trade receivables	3,498	1,992
Financial lease receivables	1,174	353
Other debtors	11,368	11,928
Gross subtotal	16,040	14,273

Provision for doubtful trade receivables	-	-
Provision for doubtful lease receivables	-	-
Provision for doubtful other debtors	-	-
Subtotal Bad Debt	-	-

Disclosure of financial assets that are either past due or impaired [text block]
Below we provide detail regarding accounts receivable, classified in tranches.

December 31, 2017
Age of trade receivables
Days	Non- past due	1 to 30	31 to 60	61 to 90	91 to 120	121 to 150	151 to 180	181 to 210	211 to 250	More than 250	Total

ThU.S.$	662,963	39,459	551	955	50	34	2,238	56	97	12,312	718,715
%	92.20%	5.50%	0.10%	0.10%	0.00%	0.00%	0.30%	0.00%	0.00%	1.70%	100%

December 31, 2016
Age of trade receivables
Days	Non- past due	1 to 30	31 to 60	61 to 90	91 to 120	121 to 150	151 to 180	181 to 210	211 to 250	More than 250	Total

ThU.S.$	564,378	31,106	257	881	39	18	21	11	64	14,319	611,094
%	92.40%	5.10%	0.00%	0.10%	0.00%	0.00%	0.00%	0.00%	0.00%	2.30%	100%

Disclosure of allowance for credit losses [text block]
Regarding the provisions from non-enforceable accounts, below we provide detail for the movements as of December 31, 2017, 2016 and 2015:

	12-31-2017	12-31-2016	12-31-2015
	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	(16,644)	(19,860)	(18,520)
Impairment losses recognized on receivables	(139)	(3,950)	(3,072)
Reversal of impairment losses	2,282	7,166	1,732
Closing balance	(14,501)	(16,644)	(19,860)

Disclosure of financial guarantees [Text Block]
Guarantees Arauco Group (ThU.S.$)
Guarantees Debtors (received from clients)
Certificate of deposits	7,106	7.3%
Standby	6,942	7.0%
Promissory notes	71,961	72.9%
Finance	3,094	3.1%
Mortgage	6,849	6.9%
Pledge	2,580	2.6%
Promissory notes	200	0.2%
Total Guarantees	98,732	100.0%

Disclosure of detailed information about open account receivables [Text Block]
In summary, the open account debt covered by the various insurance policies and guarantees amounts to 97.4% and, therefore, Arauco’s portfolio exposure amounts to 2.6%.

Secured Open Accounts Receivable	ThU.S.$	%

Total open accounts receivable	391,992	100.0%
Secured receivables (*)	381,800	97.4%
Unsecured receivables	10,192	2.6%
(*) Insured Debt is deemed to be the portion of accounts receivable that is covered by a credit company or by guarantees such as standby letters of credit, mortgages, performance bonds, among others

Disclosure of maturity analysis for non-derivative financial liabilities [text block]
The following tables detail Arauco’s liquidity analysis for its financial liabilities as of December 31, 2017 and December 31, 2016. The tables have been drawn up based on the contractual undiscounted cash outflows and their remaining contractual maturities:

December 31, 2017				Maturity							Total

				Up to 3	3 to 12	1 to 2	2 to 3	3 to 4	4 to 5	More than 5		Non
			Name - Country	months	months	years	years	years	years	years	Current	Current	Effective	Nominal
Tax ID	Name	Currency	Loans with banks	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	rate	rate
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollar	Scotiabank- Chile	25	199,572	-	-	-	-	-	199,597	-	1.70%	Libor + 0.70%
-	Zona Franca Punta Pereira	U.S. Dollar	Interamerican Development Bank	1,167	1,032	2,434	2,361	2,282	2,201	2,120	2,199	11,398	3.51%	Libor + 2.05%
-	Zona Franca Punta Pereira	U.S. Dollar	Interamerican Development Bank	2,953	2,787	5,870	5,676	-	-	-	5,740	11,546	3.26%	Libor + 1.80%
-	Zona Franca Punta Pereira	U.S. Dollar	BBVA	14,007	-	-	-	-	-	-	14,007	-	3.13%	Libor + 1.75%
-	Zona Franca Punta Pereira	U.S. Dollar	Citibank	-	4,503	-	-	-	-	-	4,503	-	3.10%	Libor + 1.75%
-	Zona Franca Punta Pereira	U.S. Dollar	Scotiabank	3	2,506	-	-	-	-	-	2,509	-	3.17%	3.17%
-	Celulosa y Energia Punta Pereira	U.S. Dollar	Banco Interamericano de Desarrollo	4,723	4,161	9,828	9,526	9,201	8,885	8,570	8,884	46,010	3.51%	Libor + 2.05%
-	Celulosa y Energia Punta Pereira	U.S. Dollar	Banco Interamericano de Desarrollo	11,946	11,255	23,735	22,938	-	-	-	23,201	46,673	3.26%	Libor + 1.80%
-	Celulosa y Energia Punta Pereira	U.S. Dollar	Finnish Export Credit	25,176	21,214	50,198	49,484	47,929	47,207	23,564	46,390	218,382	3.20%	3.20%
-	Celulosa y Energia Punta Pereira	U.S. Dollar	Dnb Nor Bank	-	45	-	-	-	-	-	45	-	0.00%	Libor + 2%
-	Eufores S.A.	U.S. Dollar	Banco Republica Oriental de Uruguay	24,746	12,564	-	-	-	-	-	37,310	-	3.08%	Libor + 1.75%
-	Eufores S.A.	U.S. Dollar	Citibank	6	-	-	-	-	-	-	6	-	3.43%	Libor + 2%
-	Eufores S.A.	U.S. Dollar	Banco HSBC- Uruguay	1,200	-	-	-	-	-	-	1,200	-	2.91%	Libor + 1.75%
-	Eufores S.A.	U.S. Dollar	Banco Itau -Uruguay	4	12,513	-	-	-	-	-	12,517	-	3.08%	Libor + 1.75%
-	Eufores S.A.	U.S. Dollar	Heritage	1,352	-	-	-	-	-	-	1,352	-	3.03%	Libor + 1.75%
-	Eufores S.A.	U.S. Dollar	Banco Santander	20,230	5,013	-	-	-	-	-	25,243	-	3.06%	Libor + 1.75%
-	Arauco Do Brasil S.A.	Brazilian Real	Banco Santander	23	67	89	46	-	-	-	90	135	9.50%	9.50%
-	Arauco Do Brasil S.A.	Brazilian Real	Banco Alfa	18	56	74	74	74	7	-	74	229	10.75%	Tljp+2%+ spread 1.75%
-	Arauco Do Brasil S.A.	Brazilian Real	Banco Santander	3	7	10	10	7	-	-	10	27	11.00%	Tljp+2%+ spread 2%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Itau	1	-	-	-	-	-	-	1	-	2.50%	2.50%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Itau	13	37	4	-	-	-	-	50	4	3.50%	3.50%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Bradesco	11	33	36	-	-	-	-	44	36	6.00%	6.00%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Votorantim	16	-	-	-	364	364	-	16	728	5.00%	5.00%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Safra	22	65	22	-	-	-	-	87	22	6.00%	6.00%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Safra	7	20	27	27	11	-	-	27	65	10.00%	10.00%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Santander	981	907	-	-	-	-	-	1,888	-	9.50%	9.50%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Santander	-	16	16	8	-	-	-	16	24	9.00%	9.00%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Santander	12	52	85	74	64	54	-	64	277	10.49%	10.49%
-	Arauco Forest Brasil S.A.	Brazilian Real	Banco Bradesco	20	69	53	28	28	16	-	89	125	9.00%	9.00%
-	Arauco Forest Brasil S.A.	U.S. Dollar	Banco Alfa	2	7	9	9	5	-	-	9	23	8.20%	Cesta+2%+spread 1.8%
-	Arauco Forest Brasil S.A.	Brazilian Real	Banco Alfa	6	17	23	22	11	-	-	23	56	10.80%	Tljp+2%+Spread 1.8%
-	Arauco Forest Brasil S.A.	Brazilian Real	Banco Itau -Brazil	1	-	-	-	-	-	-	1	-	2.50%	2.50%
-	Arauco Forest Brasil S.A.	Brazilian Real	Banco Votorantim - Brazil	192	619	403	-	322	322	-	811	1,047	8.10%	Tljp+1.8%+Spread 2%
-	Arauco Forest Brasil S.A.	U.S. Dollar	Banco Votorantim - Brazil	34	-	78	-	-	-	-	34	78	7.70%	Cesta+1.3%+spread 2%
-	Arauco Forest Brasil S.A.	Brazilian Real	Banco Bndes Subcrédito A-B-D	4	-	-	115	458	344	-	4	917	9.82%	Tljp + 2.91%
-	Arauco Forest Brasil S.A.	U.S. Dollar	Banco Bndes Subcrédito C	5	-	-	24	145	120	-	5	289	7.30%	Cesta+2.91%
-	Arauco Forest Brasil S.A.	Brazilian Real	Banco Santander	995	984	107	212	202	161	-	1,979	682	8.90%	8.90%
-	Mahal Emprendimientos Pat. S.A.	Brazilian Real	Bndes Subcrédito E-I	23	754	3,017	2,262	-	-	-	777	5,279	9.91%	Tljp + 2.91%
-	Mahal Emprendimientos Pat. S.A.	Brazilian Real	Bndes Subcrédito F-J	16	452	1,810	1,358	-	-	-	468	3,168	10.91%	Tljp + 3.91%
-	Mahal Emprendimientos Pat. S.A.	U.S. Dollar	Bndes Subcrédito G-K	63	339	2,037	1,697	-	-	-	402	3,734	7.31%	Cesta + 2.91%
-	Mahal Emprendimientos Pat. S.A.	Brazilian Real	Bndes Subcrédito H-L	19	504	2,011	1,509	-	-	-	523	3,520	12.11%	Tljp + 5.11%
-	Mahal Emprendimientos Pat. S.A.	Brazilian Real	Banco Santander	-	-	27	27	27	-	-	-	81	11.00%	Tljp+2%+Spread 2%
-	Mahal Emprendimientos Pat. S.A.	U.S. Dollar	Banco Santander	-	-	13	13	12	-	-	-	38	8.40%	Cesta+2%+Spread 2%
-	Novo Oeste Gestao de Ativos Florestais S.A.	Brazilian Real	Banco Santander	-	1	26	28	28	2	-	1	84	11.00%	Tljp+2%+Spread 2%
-	Novo Oeste Gestao de Ativos Florestais S.A.	U.S. Dollar	Banco Santander	-	1	12	13	13	1	-	1	39	8.40%	Tljp+2%+Spread 2%
-	Flakeboard America Ltd	U.S. Dollar	Banco del Estado de Chile	675	-	5,060	4,839	17,925	17,925	111,309	675	157,058	3.00%	Libor + 1.65%
			Total	110,700	282,172	107,114	102,380	79,108	77,609	145,563	392,872	511,774

December 31, 2017				Maturity							Total
				Up to 3	3 to 12	1 to 2	2 to 3	3 to 4	4 to 5	More than 5		Non
			Name - Country	months	months	years	years	years	years	years	Current	Current	Effective	Nominal
Tax ID	Name	Currency	Bonds	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	rate	rate
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-F	-	1,528	28,132	27,301	26,469	25,638	156,181	1,528	263,721	4.24%	4.21%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-F	-	611	11,340	11,005	10,670	10,335	62,958	611	106,308	4.25%	4.21%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-J	2,342	-	7,027	224,916	-	-	-	2,342	231,943	3.23%	3.22%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-P	-	1,103	8,633	8,633	8,633	28,334	240,175	1,103	294,408	3.96%	3.96%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-Q	-	22,364	23,445	22,796	11,154	-	-	22,364	57,395	2.96%	2.98%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-R	-	1,944	7,777	7,777	7,777	7,777	314,228	1,944	345,336	3.57%	3.57%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-S	-	650	5,200	5,200	5,200	5,200	230,228	650	251,028	2.44%	2.89%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollar	Yankee 2019	6,168	-	217,034	-	-	-	-	6,168	217,034	7.26%	7.25%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollar	Yankee 2021	4,422	-	10,013	10,013	204,138	-	-	4,422	224,164	5.02%	5.00%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollar	Yankee 2022	5,705	-	12,153	12,153	12,153	259,072	-	5,705	295,531	4.77%	4.75%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollar	Yankee 2024	9,375	-	22,500	22,500	22,500	22,500	548,324	9,375	638,324	4.52%	4.50%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollar	Yankee 2027	-	3,175	19,375	19,375	19,375	19,375	582,479	3,175	659,979	3.90%	3.88%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollar	Yankee 2047	-	3,607	22,000	22,000	22,000	22,000	943,160	3,607	1,031,160	5.50%	5.50%
			Total	28,012	34,982	394,629	393,669	350,069	400,231	3,077,733	62,994	4,616,331

December 31, 2017				Maturity							Total
				Up to 3	3 to 12	1 to 2	2 to 3	3 to 4	4 to 5	More than 5		Non
			Name - Country	months	months	years	years	years	years	years	Current	Current	Effective	Nominal
Tax ID	Name	Currency	Lease	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	rate	rate
85.805.200-9	Forestal Arauco S.A.	U.F.	Banco Santander	168	1,026	983	983	-	-	-	1,194	1,966	-	-
85.805.200-9	Forestal Arauco S.A.	U.F.	Banco Scotiabank	1,563	3,772	4,139	4,139	638	638	-	5,335	9,554	-	-
85.805.200-9	Forestal Arauco S.A.	U.F.	Banco Estado	749	2,182	2,318	2,318	230	230	-	2,931	5,096	-	-
85.805.200-9	Forestal Arauco S.A.	U.F.	Banco de Chile	3,346	13,995	7,886	7,886	2,247	2,247	-	17,341	20,266	-	-
85.805.200-9	Forestal Arauco S.A.	U.F.	Banco BBVA	1,151	3,421	447	447	-	-	-	4,572	894	-	-
85.805.200-9	Forestal Arauco S.A.	U.F.	Banco Credito e Inversiones	1,443	5,901	4,856	4,856	5,354	5,354	-	7,344	20,420	-	-
85.805.200-9	Forestal Arauco S.A.	Chilean Pesos	Banco Santander	50	17	-	-	-	-	-	67	-	-	-
85.805.200-9	Forestal Arauco S.A.	Chilean Pesos	Banco Chile	607	1,547	1,015	1,015	123	123	-	2,154	2,276	-	-
85.805.200-9	Forestal Arauco S.A.	Chilean Pesos	Banco Credito e Inversiones	767	2,301	3,032	3,032	179	179	-	3,068	6,422	-	-
85.805.200-9	Forestal Arauco S.A.	Chilean Pesos	Banco Scotiabank	84	251	334	334	237	236	-	335	1,141	-	-
			Total	9,928	34,413	25,010	25,010	9,008	9,007	-	44,341	68,035

December 31, 2016				Maturity							Total

				Up to 3	3 to 12	1 to 2	2 to 3	3 to 4	4 to 5	More than 5		Non
			Name - Country	months	months	years	years	years	years	years	Current	Current	Effective	Nominal
Tax ID	Name	Currency	Loans with banks	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	rate	rate
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollar	Scotiabank- Chile	-	36	302,242	-	-	-	-	36	302,242	1.63%	1.63%
-	Arauco Argentina S.A.	U.S. Dollar	Banco Galicia- Argentina	5,031	-	-	-	-	-	-	5,031	-	2.00%	2.00%
-	Arauco Argentina S.A.	Argentine Pesos	Banco Macro- Argentina	11	29	-	-	-	-	-	40	-	15.25%	15.25%
-	Zona Franca Punta Pereira	U.S. Dollar	Interamerican Development Bank	1,178	1,027	2,450	2,387	2,324	2,256	4,302	2,205	13,719	Libor + 2.05%	Libor + 2.05%
-	Zona Franca Punta Pereira	U.S. Dollar	Interamerican Development Bank	2,990	2,782	5,997	5,830	5,664	-	-	5,772	17,491	Libor + 1.80%	Libor + 1.80%
-	Zona Franca Punta Pereira	U.S. Dollar	BBVA	16,176	-	-	-	-	-	-	16,176	-	3.23%	Libor + 2%
-	Zona Franca Punta Pereira	U.S. Dollar	Citibank	-	2,501	-	-	-	-	-	2,501	-	2.95%	Libor + 1.75%
-	Zona Franca Punta Pereira	U.S. Dollar	Scotiabank	2,501	-	-	-	-	-	-	2,501	-	1.60%	1.60%
-	Celulosa y Energia Punta Pereira	U.S. Dollar	Banco Interamericano de Desarrollo	4,768	4,143	9,895	9,637	9,379	9,096	17,371	8,911	55,378	3.30%	Libor + 2.05%
-	Celulosa y Energia Punta Pereira	U.S. Dollar	Banco Interamericano de Desarrollo	12,104	11,237	24,249	23,568	22,888	-	-	23,341	70,705	3.05%	Libor + 1.80%
-	Celulosa y Energia Punta Pereira	U.S. Dollar	Finnish Export Credit	25,474	20,774	43,915	44,538	45,209	45,882	70,166	46,248	249,710	3.20%	3.20%
-	Celulosa y Energia Punta Pereira	U.S. Dollar	Dnb Nor Bank	89	-	-	-	-	-	-	89	-	Libor + 2.00%	Libor + 2.00%
-	Eufores S.A.	U.S. Dollar	Banco Republica Oriental de Uruguay	24,733	12,563	-	-	-	-	-	37,296	-	Libor + 1.75%	Libor + 1.75%
-	Eufores S.A.	U.S. Dollar	Citibank	5	-	-	-	-	-	-	5	-	Libor + 2.00%	Libor + 2.00%
-	Eufores S.A.	U.S. Dollar	Banco HSBC- Uruguay	1,202	-	-	-	-	-	-	1,202	-	Libor + 2.00%	Libor + 2.00%
-	Eufores S.A.	U.S. Dollar	Banco Itau -Uruguay	10,135	5,003	-	-	-	-	-	15,138	-	Libor + 2.00%	Libor + 2.00%
-	Eufores S.A.	U.S. Dollar	Heritage	1,351	-	-	-	-	-	-	1,351	-	Libor + 2.00%	Libor + 2.00%
-	Eufores S.A.	U.S. Dollar	Banco Santander	22,735	-	-	-	-	-	-	22,735	-	Libor + 2.00%	Libor + 2.00%
-	Arauco Do Brasil S.A.	Brazilian Real	Banco ABC - Brazil	7	18	-	-	-	-	-	25	-	2.50%	2.50%
-	Arauco Do Brasil S.A.	Brazilian Real	Banco Itau	2,713	321	-	-	-	-	-	3,034	-	9.50%	9.50%
-	Arauco Do Brasil S.A.	Brazilian Real	Banco Votorantim	13	25	-	-	-	-	-	38	-	5.50%	5.50%
-	Arauco Do Brasil S.A.	Brazilian Real	Banco Santander	2	46	100	100	57	7	-	48	264	9.34%	9.34%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Itau	2	6	1	-	-	-	-	8	1	2.50%	2.50%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Itau	13	38	51	4	-	-	-	51	55	3.50%	3.50%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Bradesco	11	33	44	37	-	-	-	44	81	6.00%	6.00%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Bradesco	400	-	-	-	-	-	-	400	-	8.75%	8.75%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Votorantim	17	-	-	-	-	369	369	17	738	5.00%	5.00%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Safra	22	66	88	22	-	-	-	88	110	6.00%	6.00%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Safra	8	21	27	27	27	11	-	29	92	10.00%	10.00%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Santander	1	16	16	16	8	-	-	17	40	9.00%	9.00%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Santander	5	18	30	30	19	8	-	23	87	9.22%	9.22%
-	Arauco Forest Brasil S.A.	Brazilian Real	Banco Bradesco	20	57	77	23	-	-	-	77	100	5.91%	5.91%
-	Arauco Forest Brasil S.A.	U.S. Dollar	Banco Alfa	-	5	9	9	9	5	-	5	32	7.94%	7.94%
-	Arauco Forest Brasil S.A.	Brazilian Real	Banco Alfa	-	12	23	23	23	11	-	12	80	11.30%	11.30%
-	Arauco Forest Brasil S.A.	Brazilian Real	Banco Itau -Brazil	4	12	1	2	-	-	-	16	3	2.50%	2.50%
-	Arauco Forest Brasil S.A.	Brazilian Real	Banco Votorantim - Brazil	195	520	694	405	-	327	327	715	1,753	8.59%	8.59%
-	Arauco Forest Brasil S.A.	U.S. Dollar	Banco Votorantim - Brazil	35	101	134	78	-	-	-	136	212	7.44%	7.44%
-	Arauco Forest Brasil S.A.	Brazilian Real	Banco Bndes Subcrédito A-B-D	4	-	-	-	114	460	346	4	920	9.82%	9.82%
-	Arauco Forest Brasil S.A.	U.S. Dollar	Banco Bndes Subcrédito C	4	-	-	-	24	144	120	4	288	7.05%	7.05%
-	Arauco Forest Brasil S.A.	Brazilian Real	Banco Santander	1	32	-	-	-	-	-	33	-	9.32%	9.32%
-	Arauco Forest Brasil S.A.	Brazilian Real	Banco John Deere	62	41	41	32	10	-	-	103	83	6.00%	6.00%
-	Mahal Emprendimientos Pat. S.A.	Brazilian Real	Bndes Subcrédito E-I	23	-	758	3,030	2,272	-	-	23	6,060	8.91%	8.91%
-	Mahal Emprendimientos Pat. S.A.	Brazilian Real	Bndes Subcrédito F-J	16	-	454	1,818	1,363	-	-	16	3,635	9.91%	9.91%
-	Mahal Emprendimientos Pat. S.A.	U.S. Dollar	Bndes Subcrédito G-K	60	-	339	2,037	1,697	-	-	60	4,073	7.05%	7.05%
-	Mahal Emprendimientos Pat. S.A.	Brazilian Real	Bndes Subcrédito H-L	19	-	504	2,020	1,514	-	-	19	4,038	11.11%	11.11%
			Total	134,140	61,483	392,139	95,673	92,601	58,576	93,001	195,623	731,990

December 31, 2016				Maturity							Total
				Up to 3	3 to 12	1 to 2	2 to 3	3 to 4	4 to 5	More than 5		Non
			Name - Country	months	months	years	years	years	years	years	Current	Current	Effective	Nominal
Tax ID	Name	Currency	Bonds	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	rate	rate
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-F	-	1,931	11,587	29,091	27,486	33,383	180,490	1,931	282,037	4.24%	4.21%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-J	2,115	-	6,344	6,344	203,030	-	-	2,115	215,718	3.23%	3.22%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-P	-	996	7,794	7,794	7,794	7,794	242,571	996	273,747	3.96%	3.96%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-Q	586	9,839	21,758	21,172	20,586	10,073	-	10,425	73,589	2.96%	2.98%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-R	1,755	-	7,022	7,022	7,022	7,022	290,572	1,755	318,660	3.57%	3.57%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-S	-	600	4,695	4,695	4,695	4,695	210,785	600	229,565	2.44%	2.89%
-	Arauco Argentina S.A.	U.S. Dollar	Bono 144 A – Argentina	-	270,787	-	-	-	-	-	270,787	-	6.39%	6.38%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollar	Yankee Bonds 2019	15,205	-	36,250	534,254	-	-	-	15,205	570,504	7.26%	7.25%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollar	Yankee Bonds 2nd Emission	2,734	124,949	-	-	-	-	-	127,683	-	7.50%	7.50%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollar	Yankee 2021	8,889	-	20,000	20,000	20,000	406,926	-	8,889	466,926	5.02%	5.00%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollar	Yankee 2022	11,215	-	23,750	23,750	23,750	23,750	504,895	11,215	599,895	4.77%	4.75%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollar	Yankee 2024	9,376	-	22,500	22,500	22,500	22,500	569,625	9,376	659,625	4.52%	4.50%
			Total	51,875	409,102	161,700	676,622	336,863	516,143	1,998,938	460,977	3,690,266

December 31, 2016				Maturity							Total
				Up to 3	3 to 12	1 to 2	2 to 3	3 to 4	4 to 5	More than 5		Non
			Name - Country	months	months	years	years	years	years	years	Current	Current	Effective	Nominal
Tax ID	Name	Currency	Lease	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	rate	rate
85.805.200-9	Forestal Arauco S.A.	U.F.	Banco Santander	237	1,616	-	1,179	-	1,201	-	1,853	2,380	-	-
85.805.200-9	Forestal Arauco S.A.	U.F.	Banco Scotiabank	1,571	4,970	-	7,731	-	4,259	-	6,541	11,990	-	-
85.805.200-9	Forestal Arauco S.A.	U.F.	Banco Estado	645	2,008	-	5,092	-	2,035	-	2,653	7,127	-	-
85.805.200-9	Forestal Arauco S.A.	U.F.	Banco de Chile	3,294	10,861	-	16,861	-	8,906	-	14,155	25,767	-	-
85.805.200-9	Forestal Arauco S.A.	U.F.	Banco BBVA	1,673	5,030	-	4,663	-	183	-	6,703	4,846	-	-
85.805.200-9	Forestal Arauco S.A.	U.F.	Banco Credito e Inversiones	982	2,994	-	7,501	-	2,824	-	3,976	10,325	-	-
85.805.200-9	Forestal Arauco S.A.	Chilean Pesos	Banco Santander	46	138	-	61	-	-	-	184	61	-	-
85.805.200-9	Forestal Arauco S.A.	Chilean Pesos	Banco Chile	439	1,317	-	2,418	-	929	-	1,756	3,347	-	-
85.805.200-9	Forestal Arauco S.A.	Chilean Pesos	Banco Credito e Inversiones	647	1,932	-	5,053	-	2,690	-	2,579	7,743	-	-
			Total	9,534	30,866	-	50,559	-	23,027	-	40,400	73,586

Disclosure of financial guarantees granted [Text block]
Direct and indirect guarantees granted by Arauco:

DIRECT

Subsidiary	Guarantee	Assets Pledged	Currency	ThU.S.$	Guarantor
Celulosa Arauco y Constitución S.A.	Guarantee letter	-	Chilean Pesos	488	Directorate General of Maritime Territory and Merchant Marine
Celulosa Arauco y Constitución S.A.	Guarantee letter	-	Chilean Pesos	313	Directorate General of Maritime Territory and Merchant Marine
Celulosa Arauco y Constitución S.A.	Guarantee letter	-	Chilean Pesos	230	Directorate General of Maritime Territory and Merchant Marine
Celulosa Arauco y Constitución S.A.	Guarantee letter	-	Chilean Pesos	209	Directorate General of Maritime Territory and Merchant Marine
Celulosa Arauco y Constitución S.A.	Guarantee letter	-	Chilean Pesos	100	National Customs Service
Arauco Forest Brasil S.A.	Mortgage Industrial Plant of Jaguariaíva of Arauco do Brasil	-	U.S. Dollar	46.346	BNDES
Arauco Forest Brasil S.A.	Endorsement of ADB + Guarantee Letter AISA	-	U.S. Dollar	3.539	Bank Votorantim S.A.
Arauco Forest Brasil S.A.	Endorsement of Arauco do Brasil	-	U.S. Dollar	645	Bank Votorantim S.A.
Arauco Forest Brasil S.A.	Equipment	Property plant and equipment	U.S. Dollar	224	Bank Santander S.A.
Arauco Forest Brasil S.A.	Equipment	Property plant and equipment	U.S. Dollar	134	Bank Bradesco S.A.
Arauco Forest Brasil S.A.	Equipment	Property plant and equipment	U.S. Dollar	113	Bank Bradesco S.A.
Arauco Forest Brasil S.A.	Equipment	Property plant and equipment	U.S. Dollar	97	Bank Bradesco S.A.
Arauco do Brasil S.A.	Equipment	Property plant and equipment	U.S. Dollar	209	Bank Santander S.A.
Arauco do Brasil S.A.	Equipment	Property plant and equipment	U.S. Dollar	206	Bank Alpha S.A.
Arauco Florestal Arapoti S.A.	Endorsement of Arauco do Brasil	-	U.S. Dollar	727	Bank Votorantim S.A.
Arauco Florestal Arapoti S.A.	Equipment	Property plant and equipment	U.S. Dollar	389	Bank Safra S.A.
Arauco Florestal Arapoti S.A.	Equipment	Property plant and equipment	U.S. Dollar	232	Bank Santander S.A.
Arauco Florestal Arapoti S.A.	Equipment	Property plant and equipment	U.S. Dollar	201	Bank Itaú BBA S.A.
Arauco Florestal Arapoti S.A.	Equipment	Property plant and equipment	U.S. Dollar	96	Bank Bradesco S.A.
Arauco Bioenergía S.A.	Guarantee letter	-	Chilean Pesos	185	Minera Escondida Ltda.
Arauco Bioenergía S.A.	Guarantee letter	-	Chilean Pesos	121	CODELCO S.A.

		Total		54.804

INDIRECT

Subsidiary	Guarantee	Assets Pledged	Currency	ThU.S.$	Guarantor
Celulosa Arauco y Constitución S.A.	Suretyship not supportive and cumulative	-	U.S. Dollar	408.351	Joint Ventures (Uruguay)
Celulosa Arauco y Constitución S.A.	Full Guarantee	-	U.S. Dollar	131.000	Arauco Forest Brasil y Mahal (Brazil)
Celulosa Arauco y Constitución S.A.	Guarantee letter	-	U.S. Dollar	4.362	Arauco Forest Brasil y Mahal (Brazil)
Celulosa Arauco y Constitución S.A.	Guarantee letter	-	Brazilian Real	14.593	Arauco Forest Brasil y Mahal (Brazil)
Celulosa Arauco y Constitución S.A.	Guarantee letter	-	U.S. Dollar	43.896	Masisa S.A.
		Total		602.202

Disclosure of financial instruments by type of interest rate [text block]
Thousands of dollars	December 2017 ThU.S.$	Total
Fixed rate	3,676,210	86.0%
Bonds issued	3,302,685
Bank borrowings (*)	261,149
Financial leasing	112,376
Variable rate	597,308	14.0%
Bonds issued	-
Loans with Banks	597,308
Total	4,273,518	100.0%

Thousands of dollars	December 2016 ThU.S.$	Total
Fixed rate	3,903,942	87.1%
Bonds issued	3,452,659
Bank borrowings (*)	337,297
Financial leasing	113,986
Variable rate	577,061	12.9%
Bonds issued	-
Loans with Banks	577,061
Total	4,481,003	100.0%
(*) Includes variable rate bank borrowings changed by fixed rate swaps

Colombia [Member]
Disclosure of detailed information about outstanding forward contracts [Text Block]
Forward contracts that are in force and effect, executed by Arauco Colombia as of December 31, 2017 and 2016, are detailed in the following table:

Exchange rate	Institution	Amount ThU.S.$	Starting date	Ending date	December 2017 Market Value ThU.S.$
USDCOP	BBVA Colombia	6,000	10-11-2017	01-10-2018	(1)
USDCOP	Corpbanca Colombia	8,000	11-14-2017	02-13-2018	(136)
USDCOP	Corpbanca Colombia	2,100	12-21-2017	03-12-2018	7
					(130)

Exchange rate	Institution	Amount ThU.S.$	Starting date	Ending date	December 2016 Market Value ThU.S.$
USDCOP	BBVA Colombia	5,000	10-28-2016	01-11-2017	7
USDCOP	BBVA Colombia	4,000	11-18-2016	02-09-2017	(255)
USDCOP	BBVA Colombia	7,000	12-13-2016	03-10-2017	(12)
					(260)

Uruguay [Member]
Disclosure of detailed information about outstanding forward contracts [Text Block]
As of December 31, 2017 and 2016, Arauco Uruguay maintains the following forward contracts in force and effect for the purposes of ensuring an exchange rate for sale of dollars:

Exchange rate	Institution	Notional ThU.S.$	December 2017 Market Value ThU.S.$
UYUUSD	Banco Santander Uy	24,000	1,213
UYUUSD	HSBC Uruguay	9,000	543
			1,756

Exchange rate	Institution	Notional ThU.S.$	December 2016 Market Value ThU.S.$
UYUUSD	Banco Santander Uy	16,600	1,633
UYUUSD	Citibank U.K.	3,200	150
UYUUSD	HSBC Uruguay	10,750	1,256
			3,039